Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 275	$ 280	$ 344
Charge-offs	(2)	(172)	(20)
Recoveries	19	7	4
Net recoveries	17	(165)	(16)
Provision	(11)	160	(48)
Ending balance	281	275	280
Allowance for:
Loan losses	169	157	191
Lending-related commitments	112	118	89
Individually evaluated for impairment:
Loan balance	9	180	8
Allowance for loan losses	5	2	1
Collectively evaluated for impairment:
Loan balance	64,449	63,101	59,103
Allowance for loan losses	164	155	190
Loans	64,458	63,703
Total Domestic
Collectively evaluated for impairment:
Loans	50,425	49,351
Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	82	60	83
Charge-offs	0	0	(12)
Recoveries	0	0	1
Net recoveries	0	0	(11)
Provision	0	22	(12)
Ending balance	82	82	60
Allowance for:
Loan losses	25	24	17
Lending-related commitments	57	58	43
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	2,286	2,115	1,390
Allowance for loan losses	25	24	17
Loans	2,617	2,342
Commercial | Total Domestic
Collectively evaluated for impairment:
Loans	2,286	2,115
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	59	50	41
Charge-offs	0	0	(2)
Recoveries	0	0	0
Net recoveries	0	0	(2)
Provision	14	9	11
Ending balance	73	59	50
Allowance for:
Loan losses	52	37	32
Lending-related commitments	21	22	18
Individually evaluated for impairment:
Loan balance	0	1	0
Allowance for loan losses	0	1	0
Collectively evaluated for impairment:
Loan balance	4,639	3,496	2,503
Allowance for loan losses	52	36	32
Loans	4,654	3,945
Commercial real estate | Total Domestic
Collectively evaluated for impairment:
Loans	4,639	3,899
Financial institutions
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	31	31	49
Charge-offs	0	(170)	0
Recoveries	13	1	1
Net recoveries	13	(169)	1
Provision	(18)	169	(19)
Ending balance	26	31	31
Allowance for:
Loan losses	8	9	17
Lending-related commitments	18	22	14
Individually evaluated for impairment:
Loan balance	0	171	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	6,342	6,469	5,603
Allowance for loan losses	8	9	17
Loans	14,689	15,899
Financial institutions | Total Domestic
Collectively evaluated for impairment:
Loans	6,342	6,640
Lease financings
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	15	32	37
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	(2)	(17)	(5)
Ending balance	13	15	32
Allowance for:
Loan losses	13	15	32
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	4	0	0
Allowance for loan losses	2	0	0
Collectively evaluated for impairment:
Loan balance	985	1,007	1,282
Allowance for loan losses	11	15	32
Lease financings | Total Domestic
Collectively evaluated for impairment:
Loans	989	1,007
Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	19	22	24
Charge-offs	0	0	(1)
Recoveries	0	0	0
Net recoveries	0	0	(1)
Provision	4	(3)	(1)
Ending balance	23	19	22
Allowance for:
Loan losses	19	15	17
Lending-related commitments	4	4	5
Individually evaluated for impairment:
Loan balance	5	8	8
Allowance for loan losses	3	1	1
Collectively evaluated for impairment:
Loan balance	15,550	13,239	11,087
Allowance for loan losses	16	14	16
Loans	15,654	13,347
Wealth management loans and mortgages | Total Domestic
Collectively evaluated for impairment:
Loans	15,555	13,247
Other residential mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	34	41	54
Charge-offs	(2)	(2)	(2)
Recoveries	5	6	2
Net recoveries	3	4	0
Provision	(9)	(11)	(13)
Ending balance	28	34	41
Allowance for:
Loan losses	28	34	41
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	854	1,035	1,222
Allowance for loan losses	28	34	41
Loans	854	1,055
Other residential mortgages | Total Domestic
Collectively evaluated for impairment:
Loans	854	1,055
All Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Allowance for:
Loan losses	0	0	0
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	19,760	21,388	22,495
Allowance for loan losses	0	0	0
Foreign
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	35	44	56
Charge-offs	0	0	(3)
Recoveries	1	0	0
Net recoveries	1	0	(3)
Provision	0	(9)	(9)
Ending balance	36	35	44
Allowance for:
Loan losses	24	23	35
Lending-related commitments	12	12	9
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	14,033	14,352	13,521
Allowance for loan losses	24	23	35
Overdrafts
Collectively evaluated for impairment:
Loans	5,461	4,483
Overdrafts | Total Domestic
Collectively evaluated for impairment:
Loans	1,055	911	1,348
Margin loans
Collectively evaluated for impairment:
Loans	17,590	19,573
Margin loans | Total Domestic
Collectively evaluated for impairment:
Loans	17,503	19,340	20,034
Other | Total Domestic
Collectively evaluated for impairment:
Loans	$ 1,202	$ 1,137	$ 1,113